Other assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of detailed information about other assets

	As at March 31,
	2020		2021
Non-current
Prepaid expenses	₹	4,535	₹	3,417
Costs to obtain contract*		4,030		3,413
Costs to fulfil contract		305		337
Others (Refer to Note 35)		3,065		8,768

	₹	11,935	₹	15,935
Current
Prepaid expenses	₹	9,876	₹	12,121
Dues from officers and employees		310		105
Advance to suppliers		3,121		3,199
Balance with GST and other authorities		7,805		7,903
Costs to obtain contract*		1,258		759
Costs to fulfil contract		—		53
Others		135		783

	₹	22,505	₹	24,923

	₹	34,440	₹	40,858

*	Amortization during the year ended March 31, 2020 and 2021 amounting to ₹ 1,237 and ₹ 1,257 respectively.